Consolidated Statement Of Changes In Equity - USD ($) shares in Millions, $ in Millions		Total	Common Stock	Additional Contributed Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Non-controlling Interest
Balance, beginning of period at Dec. 31, 2013		$ 1,399.2	$ 2.0	$ 479.1	$ 2,136.4	$ 94.5	$ (1,320.7)	$ 7.9
Balance, beginning of period, shares at Dec. 31, 2013			198.8				(59.4)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings		101.2			101.2
(Earnings) attributable to noncontrolling interest, net of tax		(3.2)			(3.2)			3.2
Dividends declared	[1]	(168.2)		4.9	(173.1)
Dividends paid to noncontrolling interest		(2.5)						(2.5)
Treasury stock purchased		(183.9)					$ (183.9)
Treasury stock purchased, shares							(5.4)
Treasury stock issued		72.0		(16.0)			$ 88.0
Treasury stock issued, shares							3.8
Foreign currency translation adjustments		(71.7)				(71.5)		(0.2)
Cash flow hedges, net of tax		3.4				3.4
Defined benefit pension plans, net of tax		(29.0)				(29.0)
Stock options and benefit plan transactions, net of tax		34.4		34.4
Balance, end of period at Dec. 31, 2014		1,154.9	$ 2.0	502.4	2,061.3	(2.6)	$ (1,416.6)	8.4
Balance, end of period, shares at Dec. 31, 2014			198.8				(61.0)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings		329.2			329.2
(Earnings) attributable to noncontrolling interest, net of tax		(4.1)			(4.1)			4.1
Dividends declared	[1]	(172.3)		4.9	(177.2)
Treasury stock purchased		(198.2)					$ (198.2)
Treasury stock purchased, shares							(4.3)
Treasury stock issued		30.1		(20.7)			$ 50.8
Treasury stock issued, shares							2.1
Foreign currency translation adjustments		(92.1)				(91.6)		(0.5)
Cash flow hedges, net of tax		(8.1)				(8.1)
Defined benefit pension plans, net of tax		11.2				11.2
Stock options and benefit plan transactions, net of tax		42.9		42.9
Acquisition of noncontrolling interest		0.1						0.1
Balance, end of period at Dec. 31, 2015		1,097.7	$ 2.0	529.5	2,209.2	(91.1)	$ (1,564.0)	12.1
Balance, end of period, shares at Dec. 31, 2015			198.8				(63.2)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings		386.2			386.2
(Earnings) attributable to noncontrolling interest, net of tax		(0.4)			(0.4)			0.4
Dividends declared		(179.4)		5.1	(184.5)
Dividends paid to noncontrolling interest		(1.6)						(1.6)
Treasury stock purchased		(210.9)					$ (210.9)
Treasury stock purchased, shares							(4.5)
Treasury stock issued		36.0		(25.4)			$ 61.4
Treasury stock issued, shares							2.4
Foreign currency translation adjustments		(34.9)				(34.8)		(0.1)
Cash flow hedges, net of tax		10.4				10.4
Defined benefit pension plans, net of tax		0.9				0.9
Stock options and benefit plan transactions, net of tax		24.9		24.9
Acquisition of noncontrolling interest		(35.3)		(27.9)		1.0		(8.4)
Balance, end of period at Dec. 31, 2016		$ 1,094.0	$ 2.0	$ 506.2	$ 2,410.5	$ (113.6)	$ (1,713.5)	$ 2.4
Balance, end of period, shares at Dec. 31, 2016			198.8				(65.3)

[1]	Cash dividends declared (per share: 2016—$1.34; 2015—$1.26; 2014—$1.22)